Property, Plant and Equipment	9 Months Ended
Mar. 31, 2023
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

Accounting Policy

Owned Assets

Property, plant and equipment is measured at cost, net of accumulated depreciation and any impairment losses.

Cost includes expenditures that are directly attributable to the asset acquisition. The cost of self-constructed assets includes the cost of materials, direct labor, other costs directly attributable to make the asset available for its intended use, as well as relevant borrowing costs on qualifying assets as further described below. During their construction, property, plant and equipment are classified as construction in progress (“CIP”) and are not subject to depreciation. When the asset is available for use, it is transferred from CIP to the relevant category of property, plant and equipment and depreciation commences.

Where particular parts of an asset are significant, discrete and have distinct useful lives, the Company may allocate the associated costs between the various components, which are then separately depreciated over the estimated useful lives of each respective component. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer software and equipment 3 years
Production equipment 2 - 10 years
Furniture and fixtures 5 years
Building and improvements 10 - 30 years

Residual values, useful lives and depreciation methods are reviewed annually and changes are accounted for prospectively.

Gains and losses on asset disposals are determined by deducting the carrying value from the sale proceeds and are recognized in profit or loss.

The Company capitalizes borrowing costs on qualifying capital construction projects. Upon the asset becoming available for use, capitalization of borrowing costs ceases and depreciation commences on a straight-line basis over the estimated useful life of the related asset.

Right-of-use leased assets

Right-of-use assets are measured at cost, which is calculated as the amount of the initial measurement of lease liability plus any lease payments made at or before the commencement date, any initial direct costs and related restoration costs. The right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the useful life of the underlying asset. The depreciation is recognized from the commencement date of the lease.

If the right-of-use asset is subsequently leased to a third party (a “sublease”), the Company will assess the classification of the sublease as to whether it is a finance or operating lease. Subleases that are classified as an operating lease will recognize lease income while a finance lease will recognize a lease receivable and derecognize the carrying value of the right-of-use asset, with the difference recorded in profit of loss.

Impairment of property, plant and equipment

The Company assesses impairment of property, plant and equipment when an impairment indicator arises (e.g. change in use or discontinued use, obsolescence or physical damage). When the asset does not generate cash inflows that are largely independent of those from other assets or group of assets, the asset is tested at the cash generating unit (“CGU”) level. In assessing impairment, the Company compares the carrying amount of the asset or CGU to the recoverable amount, which is determined as the higher of the asset or CGU’s fair value less costs of disposal and its value-in-use. Value-in-use is assessed based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects applicable market and economic conditions, the time value of money and the risks specific to the asset. An impairment loss is recognized whenever the carrying amount of the asset or CGU exceeds its recoverable amount and is recorded in the consolidated statements of comprehensive loss.

The following summarizes the carrying values of property, plant and equipment for the periods reflected:

	March 31, 2023				June 30, 2022
	Cost	Accumulated depreciation	Impairment	Net book value	Cost	Accumulated depreciation	Impairment	Net book value
Owned assets
Land	52,077	—	(1,820)	50,257	14,351	—	(1,224)	13,127
Buildings	239,353	(83,888)	(3,842)	151,623	396,848	(76,010)	(224,034)	96,804
Construction in progress	37,563	—	(11,945)	25,618	34,260	—	(9,168)	25,092
Computer software & equipment	31,313	(29,570)	(20)	1,723	31,960	(28,244)	(555)	3,161
Furniture & fixtures	7,434	(5,596)	(42)	1,796	10,057	(5,818)	(1,558)	2,681
Production & other equipment	146,960	(87,425)	(1,686)	57,849	168,829	(86,287)	(22,080)	60,462
Total owned assets	514,700	(206,479)	(19,355)	288,866	656,305	(196,359)	(258,619)	201,327

Right-of-use lease assets
Land	14,859	(1,345)	(969)	12,545	7,443	(1,192)	—	6,251
Buildings	36,789	(15,836)	—	20,953	40,530	(14,990)	(496)	25,044
Production & other equipment	5,343	(4,738)	—	605	5,087	(4,244)	—	843
Total right-of-use lease assets	56,991	(21,919)	(969)	34,103	53,060	(20,426)	(496)	32,138

Total property, plant and equipment	571,691	(228,398)	(20,324)	322,969	709,365	(216,785)	(259,115)	233,465

The following summarizes the changes in the net book values of property, plant and equipment for the periods presented:

	Balance, June 30, 2022	Additions	Additions from business combinations	Disposals	Other (1)	Depreciation	Impairment	Foreign currency translation	Balance, March 31, 2023
Owned assets
Land	13,127	—	21,770	—	16,609	—	(1,820)	571	50,257
Buildings	96,804	840	52,350	—	15,467	(9,774)	(3,842)	(222)	151,623
Construction in progress	25,092	5,322	1,134	(36)	5,135	—	(11,945)	916	25,618
Computer software & equipment	3,161	710	—	—	(867)	(1,284)	(20)	23	1,723
Furniture & fixtures	2,681	37	—	—	(874)	(46)	(42)	40	1,796
Production & other equipment	60,462	1,662	17,633	(1,989)	(1,808)	(16,942)	(1,686)	517	57,849
Total owned assets	201,327	8,571	92,887	(2,025)	33,662	(28,046)	(19,355)	1,845	288,866

Right-of-use leased assets
Land	6,251	—	—	(29)	7,580	(291)	(969)	3	12,545
Buildings	25,044	57	—	(6,553)	5,363	(3,155)	—	197	20,953
Production & other equipment	843	498	—	(182)	(72)	(495)	—	13	605
Total right-of-use lease assets	32,138	555	—	(6,764)	12,871	(3,941)	(969)	213	34,103
Total property, plant and equipment	233,465	9,126	92,887	(8,789)	46,533	(31,987)	(20,324)	2,058	322,969
(1)Includes reclassification of construction in progress cost when associated projects are complete. Includes the transfer of facilities to assets held for sale as at March 31, 2023 (Note 12).

	Balance, June 30, 2021	Additions	Disposals	Other (1)	Depreciation	Impairment	Foreign currency translation	Balance, June 30, 2022
Owned assets
Land	23,977	5,565	(1,210)	(13,785)	—	(1,225)	(195)	13,127
Real estate	328,263	2,514	211	9,989	(19,769)	(224,117)	(287)	96,804
Construction in progress	77,639	12,888	(7,158)	(48,395)	—	(9,174)	(708)	25,092
Computer software & equipment	7,815	431	(236)	2,169	(6,449)	(554)	(15)	3,161
Furniture & fixtures	5,909	172	197	(259)	(1,740)	(1,557)	(41)	2,681
Production & other equipment	101,245	(1,207)	2,425	5,435	(25,374)	(21,992)	(70)	60,462
Total owned assets	544,848	20,363	(5,771)	(44,846)	(53,332)	(258,619)	(1,316)	201,327

Right-of-use leased assets
Land	22,777	—	(3,513)	(12,187)	(828)	—	2	6,251
Real estate	36,857	1,285	(1,987)	(5,344)	(5,199)	(496)	(72)	25,044
Production & other equipment	1,611	55	—	—	(815)	—	(8)	843
Total right-of-use lease assets	61,245	1,340	(5,500)	(17,531)	(6,842)	(496)	(78)	32,138
Total property, plant and equipment	606,093	21,703	(11,271)	(62,377)	(60,174)	(259,115)	(1,394)	233,465

Depreciation relating to manufacturing equipment and production facilities for owned and right-of-use leased assets is capitalized into biological assets and inventory, and is expensed to cost of sales upon the sale of goods. During the nine months ended March 31, 2023, the Company recognized $32.0 million (June 30, 2022 - $60.2 million) of depreciation expense of which $14.5 million (June 30, 2022 - $34.5 million) was reflected in cost of sales.

Impairments

The Company reviews the carrying value of its property, plant and equipment at each reporting period for indicators of impairment. During the nine months ended March 31, 2023, Management noted indicators of impairment at the asset specific level, the Cash Generating Unit (“CGU”) level and the Operating Segment level which are discussed below.

(a)    Asset specific impairments

Nine Months Ended March 31, 2023

During the year ended June 30, 2022, the Company entered into a share purchase agreement (the “Agreement”) to sell 2105657 Alberta Ltd., a wholly-owned subsidiary which owns the Aurora Sun facility located in Alberta. The assets and liabilities of the subsidiary were reclassified to assets and liabilities held for sale (Note 12(a)) following the execution of the Agreement. The closing of the transaction was subject to certain standard closing conditions for both parties. During the nine months ended March 31, 2023, the Company gave notice to terminate the agreement due to the prospective buyer’s failure to fulfill closing conditions and intends to sell the facility to Bevo, a 50.1% owned subsidiary. The net book value of the facility while classified as held for sale was $34.4 million, the fair value of the facility based on FVLCD at the time of reclassification to property, plant, and equipment (Note 11) was $29.1 million. The reduction of $5.3 million was recognized as an impairment of property, plant and equipment in the consolidated statements of loss and comprehensive loss. The impairment loss was allocated to the Canadian cannabis operating segment (Note 28).

During the nine months ended March 31, 2023, the Company recorded an impairment loss of $2.9 million for its Aurora Nordic facility located in Denmark, due to a number of operational and regulatory challenges, which are an indicators of impairment as at March 31, 2023. The impairment loss was based on FVLCD of nil as at March 31, 2023. In addition, there were impairments to related ROU assets in the amount of $1.0 million recognized as impairment to property, plant and equipment in the consolidated statements of loss and comprehensive loss. The impairment loss was allocated to the European cannabis operating segment (Note 28). On May 24, 2023, the Company formally made the decision to close its Aurora Nordic facility (Note 32).

During the nine months ended March 31, 2023, the Company recorded an impairment loss of $4.3 million for its Growery facility located in the Netherlands, due to regulatory and financial uncertainty and other commercial factors which are indicators of impairment as at March 31, 2023. The impairment loss was based on FVLCD of $6.5 million as at March 31, 2023 and allocated the European cannabis operating segment (Note 28). The fair value of the facility was determined based on a third-party appraisal. On June 13, 2023, the Company formally made the decision to exit the agreement with Growery (Note 32).

During the nine months ended March 31, 2023, the Company recorded an impairment loss of $2.5 million for its R&D facility located in the Netherlands, due to regulatory and financial uncertainty and other commercial factors which are indicators of impairment as at March 31, 2023. The impairment loss was based on FVLCD of $2.3 million as at March 31, 2023 and allocated the European cannabis operating segment (Note 28).
Additionally, there were other individually immaterial specific asset impairment losses identified totaling $2.5 million, recognized in impairment of property, plant and equipment in the consolidated statements of loss and comprehensive loss. As at March 31, 2023, the fair value less costs to dispose of these assets were determined to be nil.

Year Ended June 30, 2022

As a result of the Company’s change in strategy during the year ended June 30, 2022 to focus on lower volume, higher margin premium categories, management made the decision that it will close its Aurora Sky facility in Edmonton, Alberta, which is an indicator of impairment. The fair value of the manufacturing facility was determined based on a third-party appraisal using a FVLCD approach including market and cost approaches. Consideration is given to information from historical data and industry standards which constitute both observable and unobservable inputs (level 2 and level 3). As a result, the Company recognized a $154.5 million impairment loss for the manufacturing facility for the year ended June 30, 2022. The manufacturing facility and the corresponding impairment loss is allocated to the Canadian cannabis operating segment (Note 28).

During the year ended June 30, 2022, management recorded an impairment of $21.1 million for the Company’s Polaris facility in Edmonton, Alberta, as a result of observable indications that its market value has declined more than would be expected as a result of the passage of time or normal use, which is an indicator of impairment. The fair value of the manufacturing facility was determined based on offers to purchase received from third-parties. The manufacturing facility and the corresponding impairment loss is allocated to the Canadian cannabis operating segment (Note 28).

In connection with the announced restructuring during the year ended June 30, 2022 (Note 3), management had noted indicators of impairment for property, plant and equipment associated with the closure of certain facilities. The recoverable amount of these assets were estimated using a FVLCD approach (Level 3) which resulted in a nominal value. As a result, the Company recognized a $7.4 million impairment loss relating to these assets for the year ended June 30, 2022, of which $6.8 million was allocated to the Canadian cannabis operating segment and $0.6 million was allocated to the international operating segment (Note 28).

(b)    CGU and Operating Segment impairments

Nine Months Ended March 31, 2023

During the nine months ended March 31, 2023, the Company recognized impairment losses within its Canadian Cannabis operating segment and allocated impairment losses of $1.8 million to property, plant and equipment. The impairment losses are allocated to the Canadian Cannabis operating segment (Note 28).

Year Ended June 30, 2022

During the year ended June 30, 2022, the Company recognized impairment losses within its Canadian CGU and Canadian Cannabis operating segment and allocated impairment losses of $60.7 million to property, plant and equipment. The impairment losses are allocated to the Canadian Cannabis operating segment (Note 28).